Hartford Schroders Tax-Aware Bond ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	80 Months Ended	85 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.18%	1.98%
Hartford Schroders Tax-Aware Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.62%	0.66%	1.75%
Hartford Schroders Tax-Aware Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.29%	1.02%	1.87%
Hartford Schroders Tax-Aware Bond ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.94%	1.00%	2.12%